INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows: -
	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Finished goods	8,413	18,620